Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Payable and Accrued Expenses [Abstract]
Research and development expenses payable	$ 830,189	$ 778,205
Professional fees payable	185,247	127,031
Others	56,279	13,375
Accounts payable and accrued expenses	$ 1,071,715	$ 918,611